Annual Total Returns- Vanguard Global Capital Cycles Fund (Retail) [BarChart] - Retail - Vanguard Global Capital Cycles Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(21.70%)	(12.98%)	(35.13%)	(11.41%)	(29.42%)	50.64%	13.75%	(32.27%)	20.66%	17.21%